Provisions - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Restructuring And Related Costs [Line Items]
Current portion of provision	¥ 443,502	¥ 471,278	¥ 405,245
Non-current portion of provision	¥ 52,199	38,748	37,605
Restructuring - term of payments	4 years
Expense of restructuring activities	¥ 83,357	104,477	130,370
Rebates payable	266,113	267,254
Personnel costs
Schedule Of Restructuring And Related Costs [Line Items]
Expense of restructuring activities	¥ 9,420	¥ 8,091	¥ 28,140